Financial liabilities at fair value through profit and loss (Details) R$ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 23, 2013 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2016 BRL (R$)
Financial liabilities at fair value through profit and loss
Equity issued in private placement | R$			R$ 1,308.0		R$ 1,473.1	R$ 313.0
Financial liabilities at fair value through profit and loss | R$							R$ 44.7
Private placement | Class B Redeemable Preferred Shares
Financial liabilities at fair value through profit and loss
Equity issued in private placement	$ 239.4
Percentage of interest payable at the time of redemption	72.50%
Redemption of preferred shares		$ 44.7		$ 346.4
Principal amount				214.2
Interest portion of the amount redemption				132.2
Financial liabilities at fair value through profit and loss				$ 44.7